PREFERRED STOCK (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 24, 2023	Aug. 16, 2022	Oct. 14, 2019	Jul. 31, 2022	Oct. 31, 2022	Jul. 31, 2023	Oct. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized					15,000,000	15,000,000	15,000,000
Preferred stock, par value					$ 0.001	$ 0.001	$ 0.001
Number of shares issued under acquisitions, value				$ 10	$ 10
Donald Owens [Member]
Class of Stock [Line Items]
Shares issued					5,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, par value					$ 0.001	$ 0.001
Preferred stock, shares issued					5,000,000	10,000,000	10,000,000
Number of shares issued			10,000,000
Preferred stock, shares outstanding					5,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member] | Mr Owens [Member] | Patent Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued under acquisitions, shares	5,000,000
Number of shares issued under acquisitions, value	$ 82,500
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares return		5,000,000
Series A Preferred Stock [Member] | Custodian Ventures L L C [Member]
Class of Stock [Line Items]
Preferred stock, shares issued			10,000,000
Forgiveness of related party debt			$ 10,000